Basis of Preparation and Changes to the Company's Accounting Policies - Additional Information (Details) - CHF (SFr) SFr in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of Basis of Preparation [Line Items]
Foreign currency exchange loss	SFr (4,700)			SFr (6,300)
Research and development expenses	14,909	SFr 16,465		29,680	SFr 27,321
Other current assets	SFr 4,721			4,721		SFr 5,605
Net cash flows from operating activities				(36,205)	(27,460)
Decrease in net cash outflow from financing activities					24
Decrease in net cash outflow from investing activities					800
Increase in net cash outflow from operating activities					800
Net cash flows from investing activities				(25,724)	(19,832)
Net cash flows from financing activities				SFr 104,436	52,018
Out of period adjustment
Disclosure of Basis of Preparation [Line Items]
Research and development expenses		1,800	SFr 1,300
Other current assets		SFr 1,800	SFr 1,300		SFr 1,800